Fees Summary	Oct. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,501,000
Previously Paid Amount	0.00
Total Fee Amount	1,864.49
Total Offset Amount	0.00
Net Fee	1,864.49
Narrative - Max Aggregate Offering Price	$ 13,501,000
Final Prospectus	true